Subsequent Events (Details) - Kaybob Duvernay - CAD ($) $ in Millions	Jan. 11, 2023	Aug. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Consideration, net		$ 87.0
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration, net	$ 370.6
Deposit on acquisition	$ 18.7